FORM 13F

                 UNITED STATES SECURITES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2002

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                              Name: Ronald Juvonen

                    Address: c/o Downtown Associates, L.L.C.
                             674 Unionville Road, Suite 105
                             Kennett Square, PA  19348



                         Form 13F File Number: 28-06433
                         ------------------------------
             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:  Wayne A. Grover

Reporting Manager: Ronald Juvonen

Name: Ronald Juvonen

Title: Managing Member

Phone: (610) 925-3480

Signature, Place, and Date of Signing:

/s/Wayne A. Grover
--------------------------

Kennett Square, PA
--------------------------
June 30, 2002
--------------------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F Summary Page


                                 Report Summary

Number of Other Included Managers:  None

Form 13F Information Table Entry Total:      28

Form 13F Information Table Value Total:      $349,503 (thousands)

Note: Confidential Information has been omitted and filed separately with the Securities and Exchange Commission.




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                                                      FORM 13F INFORMATION TABLE

                                                        VALUE   SHARES/   SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
   NAME OF ISSUER        TITLE OF CLASS   CUSIP       (x$1000) PRN AMT   PRN CALL DSCRETN MANAGERS     SOLE    SHARED   NONE
   --------------        --------------   -----       ----------------  ----------------  --------     ----    ------   ----

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                                                      FORM 13F INFORMATION TABLE

                                                          VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
        NAME OF ISSUER    TITLE OF CLASS   CUSIP         (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS     SOLE    SHARED   NONE
ABERCROMBIE & FITCH CO     COM           002896207        1302.5    54000   SH        SOLE                54000
ADMINISTAFF INC            COM           007094105       27500.0  2750000   SH        SOLE              2750000
CENTURA SOFTWARE INC       COM           15640W103          0.15    30000   SH        SOLE                30000
CSG SYS INTL INC           COM           126349109       40564.5  2119355   SH        SOLE              2119355
CURAGEN CORP.              COM           23126R101         844.5   150000   SH        SOLE               150000
DIAMONDCLUSTER INTL INC    COM           25278P106       14250.9  2383100   SH        SOLE              2383100
DOUBLECLICK INC            COM           258609304         398.7    55000   SH        SOLE                55000
EGL INC.                   COM           268484102       44345.3  2614700   SH        SOLE              2614700
EGGHEAD.COM INC            COM           282330109         0.022    11300   SH        SOLE                11300
EL PASO NATURAL GAS CO     COM           28336L109         515.2    25000   SH        SOLE                25000
EL PASO CORP EQUITY
  SEC UNIT                 COM           28336L208        1010.6    19700   SH        SOLE                19700
GENTEX CORP                COM           371901109       30387.3  1106200   SH        SOLE              1106200
GRUPO TMM S A DE CV        ADR           893868307         414.0    60000   SH        SOLE                60000
HOENIG GROUP INC           COM           234396107         263.5    25100   SH        SOLE                25100
INVESTMENT TECH GRP INC    COM           461450108       10150.1   310399   SH        SOLE               310399
J JILL GROUP IMC           COM           466189107       30587.7   806000   SH        SOLE               806000
CIRCUIT CITY STORES INC    CARMAX        172737306       68556.9  3166600   SH        SOLE              3166600
LEVEL 3 COMMUNICATIONS INC COM           52729N100         885.0   300000   SH        SOLE               300000
MERCATOR SOFTWARE INC      COM           587587106        2259.1  1486200   SH        SOLE              1486200
MICROMUSE INC              COM           595094103        5748.9  1239000   SH        SOLE              1239000
NEWPARK RESOURCES INC      COM           651718504        7252.3   986700   SH        SOLE               986700
NYFIX INC                  COM           670712108        3476.5   409000   SH        SOLE               409000
POWER INTEGRATIONS INC     COM           739276103        6477.6   361900   SH        SOLE               361900
QUICKRESPONSE SERVICES INC COM           74726X105        7931.9  1018216   SH        SOLE              1018216
SPECTRALINK CORP           COM           847580107       24527.8  2305250   SH        SOLE              2305250
TRAVIS BOATS & MOTORS INC  COM           894363100        1037.6   584600   SH        SOLE               584600
VASTERA INC                COM           92239N109       17866.8  4069900   SH        SOLE              4069900
AMDOCS LIMITED             COM           G02602103         939.9   124500   SH        SOLE               124500